Share repurchase program	12 Months Ended
Dec. 31, 2013
Share repurchase program

15. Share repurchase program

In November 2012, the Group’s Board authorized a share repurchase program to repurchase a total of 7,859,550 ordinary shares (equivalent to 2,619,850 American Depositary Shares (“ADSs”)) in the form of ordinary shares and ADSs from a limited number of former company employees and their affiliates, representing the entire shareholdings in the Group held by such individuals. The purchase price is $1.1 per ordinary share (equivalent to $3.3 per ADS) was established based on, among other factors, a discount of 15.2% to the Group’s cash assets value per share as of September 30, 2012. The Group does not believe that this agreement represents a firm commitment, as there is no disincentive for performance. As such, the Group has not recorded any commitments or contingencies on the balance sheet as of December 31, 2012. The transaction was closed in March 2013 and the ordinary shares repurchased were recognized in treasury stock, at cost.